Lessee disclosures	12 Months Ended
Dec. 31, 2025
Disclosure Of Leases [Abstract]
Lessee disclosures	Note 25: Lessee disclosures
The table below sets out the movement in the Group’s right-of-use assets, which are primarily in respect of premises, and are recognised within other assets (note 24).

	2025 £m	2024 £m
At 1 January	872	1,055
Exchange and other adjustments	(1)	2
Additions	83	128
Disposals	(13)	(115)
Depreciation charge for the year	(182)	(198)
At 31 December	759	872
The Group’s lease liabilities are recognised within other liabilities (note 27). The maturity analysis of the Group’s lease liabilities on an undiscounted basis is set out in the liquidity risk section.
The total cash outflow for leases in the year ended 31 December 2025 was £183 million (2024: £202 million). The amount recognised within interest expense in respect of lease liabilities is disclosed in note 5.